APPLETON FUNDS	APPLETON FUNDS

P.O. BOX 5354
CINCINNATI, OHIO 45201-5354
TEL. 871 71 APPLE

March 1, 2010

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re:	The Appleton Funds File No. 333-49374 and 811-10201

Ladies and Gentlemen:

On behalf of The Appleton Funds ("Registrant"), attached for filing is Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this filing is to implement the new summary prospectus rule.  Please provide any comments or questions regarding this filing to the undersigned at the address and phone number provided below.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Assistant Secretary